LADDER SELECT BOND FUND

SCHEDULE OF INVESTMENTS

May 31, 2020 (Unaudited)

MORTGAGE-BACKED SECURITIES - 79.4%	Coupon	Maturity	Par Value	Value
Commercial - 79.4%
AREIT CRE Trust, Series 2018-CRE2, Class B, 144A (1MO LIBOR + 140) (a)	2.194%	11/14/35	$748,805	$670,059
AREIT CRE Trust, Series 2018-CRE2, Class C, 144A (1MO LIBOR + 190) (a)	4.516%	11/14/35	249,602	219,421
BX Trust, Series 2017-SLCT, Class D, 144A (1MO LIBOR + 205) (a)	2.864%	07/15/34	473,201	445,019
BX Trust, Series 2017-SLCT, Class E, 144A (1MO LIBOR + 315) (a)	3.964%	07/15/34	919,700	827,730
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A1	1.501%	05/10/58	7,585	7,583
Colony American Finance Ltd., Series 2016-1, Class A, 144A	2.544%	06/15/48	181,734	181,612
Colony American Finance Ltd., Series 2016-1, Class C, 144A	4.638%	06/15/48	385,000	383,893
Hudson's Bay Simon JV Trust, Series 2015-HBFL, Class AFL, 144A (1MO LIBOR + 158) (a)	3.207%	08/05/34	1,350,000	1,210,104
JPMorgan Chase Commercial Mortgage Securities, Series 2018-WPT, Class DFL, 144A (1MO LIBOR + 225) (a)	3.232%	07/05/23	790,000	728,809
Ladder Capital Commercial Mortgage Securities, LLC, Series 2014-909, Class D, 144A (a)	4.028%	05/01/31	625,000	587,104
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class D, 144A (1MO LIBOR + 200) (a)	2.985%	11/11/34	1,944,193	1,559,869
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A3FL, 144A (1MO LIBOR + 104) (a)	1.791%	06/15/49	2,500,000	2,419,062
Total Mortgage-Backed Securities (Cost $10,213,717)				$9,240,265

LADDER SELECT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 0.9%	Shares	Value
Financials - 0.9%
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
New Residential Investment Corporation (Cost $228,066)	14,078	$100,939

MONEY MARKET FUNDS - 4.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.08% (b) (Cost $513,956)	513,956	$513,956

Investments at Value - 84.7% (Cost $10,955,739)		$9,855,160

Other Assets in Excess of Liabilities - 15.3%		1,778,482

Net Assets - 100.0%		$11,633,642

144A -	This security was purchased in a transaction exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $9,232,682 as of May 31, 2020, representing 79.4% of net assets (Note 5).
LIBOR -	London interbank offered rate. The 1MO LIBOR rate is 0.1825% as of May 31, 2020.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of May 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	The rate shown is the 7-day effective yield as of May 31, 2020.

See accompanying notes to Schedules of Investments.

LADDER SELECT BOND FUND

SCHEDULE OF FUTURES CONTRACTS SOLD SHORT

May 31, 2020 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Value/Unrealized Depreciation
Swap Futures
10 Year USD Deliverable Interest Rate Swap Future	6	6/15/2020	$635,719	$(10,284)

For the period ended May 31, 2020, the average monthly notional amount of futures contracts sold short was ($634,406).

See accompanying notes to Schedules of Investments.

LADDER SELECT BOND FUND
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2020 (Unaudited)

1. Securities and Futures Valuation

Ladder Select Bond Fund’s (the “Fund”) portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing mean price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted mean price. Investments in other open-end investment companies are valued at net asset value (“NAV”). When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below).

Fixed income securities, including mortgage-backed securities, are typically valued using evaluated bid prices provided by an independent pricing service approved by the Ultimus Managers Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations are reviewed by Ladder Capital Asset Management LLC (the “Adviser”), under the general supervision of the Board. The Fund values its futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by the Adviser until the close of regular trading to determine if fair valuation is required. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

Fixed income securities, including mortgage-backed securities, held by the Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors. The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

LADDER SELECT BOND FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of May 31, 2020:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Mortgage-Backed Securities	$-	$9,240,265	$-	$9,240,265
Common Stocks	100,939	-	-	100,939
Money Market Funds	513,956	-	-	513,956
Total	$614,895	$9,240,265	$-	$9,855,160

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts Sold Short	$(10,284)	$-	$-	$(10,284)

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended May 31, 2020.

2. Investment transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of May 31, 2020:

Tax cost of portfolio investments	$10,955,739
Gross unrealized appreciation	$1,122
Gross unrealized depreciation	(1,101,701)
Net unrealized depreciation on investments	$(1,100,579)

LADDER SELECT BOND FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Risks Associated with Commercial Mortgage-Backed Securities (“CMBS”)

CMBS are securities that reflect an interest in, and are secured by, a pool of mortgage loans on commercial real estate property. The mortgage loan pool is transferred to a CMBS trust and distributed as various classes of CMBS (some of which are rated by nationally recognized statistical rating organizations). CMBS are a type of debt security and are subject to the risks generally associated with debt securities. CMBS are subject to credit risk, interest rate risk, prepayment risk, extension risk, and many of the risks of investing in the real estate that secures the underlying mortgage loans. The ability of borrowers to pay interest and repay principal on the mortgage loans held in a CMBS trust is not guaranteed and depends on the cash flows of the underlying commercial real estate property, which in turn depends on many factors, including the overall economic landscape, the refinancing markets for commercial mortgages, and sub-market and property specific characteristics. If one or more of the mortgages that are part of a CMBS trust defaults on its interest or principal obligations, securities held by the Fund may experience losses, the Fund’s current income may be reduced, and the Fund’s NAV may decline. The value of CMBS held by the Fund may also be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements; or the market’s assessment of the quality of underlying assets. CMBS may be deemed illiquid for a period due to a variety of reasons, such as current market conditions, the seniority in the CMBS trust’s capital structure, and trading conditions such as the number of market makers or trade volume. As a result, CMBS may exhibit greater price volatility than other types of mortgage- or asset-backed securities. CMBS are generally not guaranteed by the U.S. Government or any other entity and are subject to the risk of default on the underlying mortgages. CMBS react differently to changes in interest rates than other debt securities and the prices of CMBS may reflect adverse economic and market conditions. Some CMBS have experienced extraordinary weakness and volatility in recent years. As of May 31, 2020, the Fund had 79.4% of the value of its net assets invested in CMBS.

5. Risks Associated with Privately Placed Securities

Privately placed securities are securities that rely on exemptions from registration under the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on the purchase and resale. These securities may be purchased under a variety of exemptions, including, but not limited to, Rule 144A. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. Under other exemptions, privately placed securities may be sold to other types of qualified buyers. An insufficient number of QIBs, or other qualified buyers, interested in purchasing privately placed securities at a particular time could adversely affect the marketability of securities and the Fund may be unable to dispose of the securities promptly or at a reasonable price. As of May 31, 2020, the Fund had 79.4% of the value of its net assets invested in privately placed securities.